Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TETON WESTWOOD FUNDS
Entity Central Index Key	0000796229
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000002934
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class AAA
Trading Symbol	WESCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Small Cap Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WESCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WESCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class AAA	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Keeley Small Cap Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000
9/16	12,108	11,547	11,881
9/17	14,906	13,942	14,323
9/18	16,348	16,067	15,659
9/19	15,440	14,638	14,369
9/20	13,884	14,695	12,231
9/21	23,208	21,702	20,048
9/22	19,776	16,602	16,502
9/23	22,182	18,085	17,795
9/24	27,062	22,924	22,401
9/25	30,574	25,391	24,166

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class AAA	12.98%	17.10%	11.82%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 70,557,056
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 397,949
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,557,056 Number of Portfolio Holdings81 Portfolio Turnover Rate47% Management Fees$397,949
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WESCX/
C000002933
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class C
Trading Symbol	WWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Small Cap Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class C	$212	2.00%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Keeley Small Cap Fund - Class C	Keeley Small Cap Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	12,024	11,924	11,547	11,881
9/17	14,698	14,456	13,942	14,323
9/18	15,990	15,583	16,067	15,659
9/19	14,998	14,469	14,638	14,369
9/20	13,375	12,775	14,695	12,231
9/21	22,196	21,072	21,702	20,048
9/22	18,781	17,652	16,602	16,502
9/23	20,902	19,469	18,085	17,795
9/24	25,311	23,381	22,924	22,401
9/25	28,373	25,975	25,391	24,166

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class C	12.10%	16.23%	10.99%
Keeley Small Cap Fund - Class C (includes sales charge)	11.10%	16.23%	10.99%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 70,557,056
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 397,949
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,557,056 Number of Portfolio Holdings81 Portfolio Turnover Rate47% Management Fees$397,949
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSCX/
C000061068
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class I
Trading Symbol	WWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Small Cap Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Keeley Small Cap Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
09/15	10,000	10,000	10,000
09/16	12,147	11,547	11,881
09/17	14,990	13,942	14,323
09/18	16,473	16,067	15,659
09/19	15,605	14,638	14,369
09/20	14,064	14,695	12,231
09/21	23,565	21,702	20,048
09/22	20,140	16,602	16,502
09/23	22,639	18,085	17,795
09/24	27,685	22,924	22,401
09/25	31,365	25,391	24,166

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class I	13.29%	17.40%	12.11%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 70,557,056
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 397,949
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,557,056 Number of Portfolio Holdings81 Portfolio Turnover Rate47% Management Fees$397,949
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSIX/
C000002931
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class A
Trading Symbol	WWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Small Cap Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class A	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Keeley Small Cap Fund - Class A	Keeley Small Cap Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	12,088	11,605	11,547	11,881
9/17	14,841	14,247	13,942	14,323
9/18	16,233	15,584	16,067	15,659
9/19	15,300	14,688	14,638	14,369
9/20	13,717	13,169	14,695	12,231
9/21	22,922	22,005	21,702	20,048
9/22	19,535	18,754	16,602	16,502
9/23	21,912	21,036	18,085	17,795
9/24	26,735	25,666	22,924	22,401
9/25	30,200	28,992	25,391	24,166

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class A	12.96%	17.10%	11.69%
Keeley Small Cap Fund - Class A (includes sales charge)	8.44%	16.14%	11.23%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 70,557,056
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 397,949
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,557,056 Number of Portfolio Holdings81 Portfolio Turnover Rate47% Management Fees$397,949
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSAX/
C000002912
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class AAA
Trading Symbol	WEBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000
9/16	10,855	11,543	11,194	10,586
9/17	11,978	13,691	12,425	10,585
9/18	13,094	16,143	13,729	10,440
9/19	13,937	16,829	14,547	11,622
9/20	13,913	19,379	16,453	12,555
9/21	16,269	25,193	19,388	12,413
9/22	14,096	21,295	16,747	10,557
9/23	15,445	25,899	18,873	10,656
9/24	18,568	35,314	23,196	11,861
9/25	19,535	41,529	26,192	12,177

AssetsNet	$ 34,038,264
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 264,052
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,038,264 Number of Portfolio Holdings108 Portfolio Turnover Rate77% Management Fees$264,052
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Material Fund Change [Text Block]
C000002914
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	WBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$223	2.18%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000	10,000
9/16	10,779	10,679	11,543	11,194	10,586
9/17	11,816	11,599	13,691	12,425	10,585
9/18	12,825	12,474	16,143	13,729	10,440
9/19	13,540	13,045	16,829	14,547	11,622
9/20	13,412	12,792	19,379	16,453	12,555
9/21	15,562	14,715	25,193	19,388	12,413
9/22	13,379	12,525	21,295	16,747	10,557
9/23	14,540	13,486	25,899	18,873	10,656
9/24	17,363	15,970	35,314	23,196	11,861
9/25	18,136	16,521	41,529	26,192	12,177

AssetsNet	$ 34,038,264
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 264,052
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,038,264 Number of Portfolio Holdings108 Portfolio Turnover Rate77% Management Fees$264,052
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Material Fund Change [Text Block]
C000061063
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	WBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000
9/16	10,884	11,543	11,194	10,586
9/17	12,051	13,691	12,425	10,585
9/18	13,209	16,143	13,729	10,440
9/19	14,084	16,829	14,547	11,622
9/20	14,097	19,379	16,453	12,555
9/21	16,530	25,193	19,388	12,413
9/22	15,084	21,295	16,747	10,557
9/23	16,571	25,899	18,873	10,656
9/24	19,960	35,314	23,196	11,861
9/25	21,071	41,529	26,192	12,177

AssetsNet	$ 34,038,264
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 264,052
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,038,264 Number of Portfolio Holdings108 Portfolio Turnover Rate77% Management Fees$264,052
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Material Fund Change [Text Block]
C000002911
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	WEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000	10,000
9/16	10,824	10,392	11,543	11,194	10,586
9/17	11,921	11,445	13,691	12,425	10,585
9/18	13,004	12,485	16,143	13,729	10,440
9/19	13,801	13,250	16,829	14,547	11,622
9/20	13,741	13,192	19,379	16,453	12,555
9/21	16,059	15,417	25,193	19,388	12,413
9/22	13,915	13,359	21,295	16,747	10,557
9/23	15,242	14,633	25,899	18,873	10,656
9/24	18,333	17,601	35,314	23,196	11,861
9/25	19,289	18,518	41,529	26,192	12,177

AssetsNet	$ 34,038,264
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 264,052
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,038,264 Number of Portfolio Holdings108 Portfolio Turnover Rate77% Management Fees$264,052
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Material Fund Change [Text Block]
C000002922
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class AAA
Trading Symbol	WESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000
9/16	11,039	11,543	10,908
9/17	12,600	13,691	12,468
9/18	14,412	16,143	13,991
9/19	15,145	16,829	14,552
9/20	17,538	19,379	19,093
9/21	21,130	25,193	24,306
9/22	16,104	21,295	19,443
9/23	16,401	25,899	20,900
9/24	18,318	35,314	23,968
9/25	22,839	41,529	28,666

AssetsNet	$ 13,292,474
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,786
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,292,474 Number of Portfolio Holdings76 Portfolio Turnover Rate63% Management Fees$1,786
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Material Fund Change [Text Block]
C000002921
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class C
Trading Symbol	WEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$214	1.91%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000	10,000
9/16	10,955	10,855	11,543	10,908
9/17	12,408	12,186	13,691	12,468
9/18	14,089	13,715	16,143	13,991
9/19	14,695	14,168	16,829	14,552
9/20	16,889	16,142	19,379	19,093
9/21	20,190	19,135	25,193	24,306
9/22	15,279	14,336	21,295	19,443
9/23	15,442	14,345	25,899	20,900
9/24	17,122	15,762	35,314	23,968
9/25	21,178	19,339	41,529	28,666

AssetsNet	$ 13,292,474
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,786
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,292,474 Number of Portfolio Holdings76 Portfolio Turnover Rate63% Management Fees$1,786
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Material Fund Change [Text Block]
C000061065
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class I
Trading Symbol	WESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000
9/16	11,056	11,543	10,908
9/17	12,660	13,691	12,468
9/18	14,532	16,143	13,991
9/19	15,306	16,829	14,552
9/20	17,759	19,379	19,093
9/21	21,451	25,193	24,306
9/22	16,398	21,295	19,443
9/23	16,734	25,899	20,900
9/24	18,731	35,314	23,968
9/25	23,426	41,529	28,666

AssetsNet	$ 13,292,474
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,786
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,292,474 Number of Portfolio Holdings76 Portfolio Turnover Rate63% Management Fees$1,786
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Material Fund Change [Text Block]
C000002919
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class A
Trading Symbol	WEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000	10,000
9/16	11,006	10,568	11,543	10,908
9/17	12,523	12,025	13,691	12,468
9/18	14,304	13,735	16,143	13,991
9/19	14,992	14,396	16,829	14,552
9/20	17,311	16,622	19,379	19,093
9/21	20,850	20,021	25,193	24,306
9/22	15,895	15,263	21,295	19,443
9/23	16,181	15,538	25,899	20,900
9/24	18,066	17,348	35,314	23,968
9/25	22,531	21,636	41,529	28,666

AssetsNet	$ 13,292,474
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,786
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,292,474 Number of Portfolio Holdings76 Portfolio Turnover Rate63% Management Fees$1,786
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Material Fund Change [Text Block]
C000002918
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class AAA
Trading Symbol	WESWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$170	1.68%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000
9/16	11,143	11,543	11,620
9/17	12,994	13,691	13,377
9/18	14,832	16,143	14,641
9/19	15,698	16,829	15,227
9/20	15,019	19,379	14,461
9/21	19,073	25,193	19,524
9/22	17,405	21,295	17,306
9/23	19,185	25,899	19,805
9/24	23,227	35,314	25,302
9/25	23,893	41,529	27,691

AssetsNet	$ 42,314,496
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 431,803
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,314,496 Number of Portfolio Holdings50 Portfolio Turnover Rate75% Management Fees$431,803
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Material Fund Change [Text Block]
C000002916
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class C
Trading Symbol	WEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$246	2.43%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,059	10,959	11,543	11,620
9/17	12,797	12,572	13,691	13,377
9/18	14,502	14,121	16,143	14,641
9/19	15,225	14,684	16,829	15,227
9/20	14,458	13,804	19,379	14,461
9/21	18,206	17,246	25,193	19,524
9/22	16,495	15,468	21,295	17,306
9/23	18,040	16,763	25,899	19,805
9/24	21,695	19,991	35,314	25,302
9/25	22,184	20,241	41,529	27,691

AssetsNet	$ 42,314,496
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 431,803
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,314,496 Number of Portfolio Holdings50 Portfolio Turnover Rate75% Management Fees$431,803
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Material Fund Change [Text Block]
C000061064
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class I
Trading Symbol	WEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000
9/16	11,166	11,543	11,620
9/17	13,048	13,691	13,377
9/18	14,936	16,143	14,641
9/19	15,844	16,829	15,227
9/20	15,196	19,379	14,461
9/21	19,347	25,193	19,524
9/22	17,698	21,295	17,306
9/23	19,563	25,899	19,805
9/24	23,763	35,314	25,302
9/25	24,482	41,529	27,691

AssetsNet	$ 42,314,496
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 431,803
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,314,496 Number of Portfolio Holdings50 Portfolio Turnover Rate75% Management Fees$431,803
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Material Fund Change [Text Block]
C000002917
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class A
Trading Symbol	WEECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$170	1.68%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,117	10,672	11,543	11,620
9/17	12,924	12,407	13,691	13,377
9/18	14,717	14,129	16,143	14,641
9/19	15,540	14,918	16,829	15,227
9/20	14,831	14,237	19,379	14,461
9/21	18,826	18,073	25,193	19,524
9/22	17,176	16,489	21,295	17,306
9/23	18,932	18,175	25,899	19,805
9/24	22,942	22,024	35,314	25,302
9/25	23,576	22,633	41,529	27,691

AssetsNet	$ 42,314,496
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 431,803
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,314,496 Number of Portfolio Holdings50 Portfolio Turnover Rate75% Management Fees$431,803
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Material Fund Change [Text Block]
C000002928
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class AAA
Trading Symbol	WEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000
9/16	11,498	11,547	11,044
9/17	14,306	13,942	13,456
9/18	14,933	16,067	15,801
9/19	13,738	14,638	13,075
9/20	12,546	14,695	13,590
9/21	18,666	21,702	21,243
9/22	14,814	16,602	13,480
9/23	16,903	18,085	13,433
9/24	19,900	22,924	15,691
9/25	21,796	25,391	20,007

AssetsNet	$ 202,022,342
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,048,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,022,342 Number of Portfolio Holdings282 Portfolio Turnover Rate2% Management Fees$2,048,476
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Material Fund Change [Text Block]
C000002930
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class C
Trading Symbol	WMMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$234	2.24%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000	10,000
9/16	11,406	11,306	11,547	11,044
9/17	14,089	13,853	13,942	13,456
9/18	14,601	14,217	16,067	15,801
9/19	13,331	12,851	14,638	13,075
9/20	12,078	11,527	14,695	13,590
9/21	17,834	16,905	21,702	21,243
9/22	14,050	13,184	16,602	13,480
9/23	15,908	14,796	18,085	13,433
9/24	18,593	17,146	22,924	15,691
9/25	20,215	18,470	25,391	20,007

AssetsNet	$ 202,022,342
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,048,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,022,342 Number of Portfolio Holdings282 Portfolio Turnover Rate2% Management Fees$2,048,476
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Material Fund Change [Text Block]
C000061067
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class I
Trading Symbol	WEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000
9/16	11,522	11,547	11,044
9/17	14,373	13,942	13,456
9/18	15,044	16,067	15,801
9/19	13,870	14,638	13,075
9/20	12,700	14,695	13,590
9/21	18,940	21,702	21,243
9/22	15,069	16,602	13,480
9/23	17,235	18,085	13,433
9/24	20,338	22,924	15,691
9/25	22,341	25,391	20,007

AssetsNet	$ 202,022,342
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,048,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,022,342 Number of Portfolio Holdings282 Portfolio Turnover Rate2% Management Fees$2,048,476
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Material Fund Change [Text Block]
C000002927
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class A
Trading Symbol	WMMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000	10,000
9/16	11,464	11,006	11,547	11,044
9/17	14,231	13,661	13,942	13,456
9/18	14,818	14,226	16,067	15,801
9/19	13,595	13,051	14,638	13,075
9/20	12,384	11,888	14,695	13,590
9/21	18,420	17,683	21,702	21,243
9/22	14,620	14,035	16,602	13,480
9/23	16,682	16,014	18,085	13,433
9/24	19,631	18,846	22,924	15,691
9/25	21,505	20,645	25,391	20,007

AssetsNet	$ 202,022,342
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,048,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,022,342 Number of Portfolio Holdings282 Portfolio Turnover Rate2% Management Fees$2,048,476
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Material Fund Change [Text Block]